SCHEDULE OF FINANCING EXPENSES NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Income Expenses Net
Interest and amortization expenses	$ 33,741	$ (8,339)
Currency exchange differences	14,857	(9,667)
Changes in fair value of convertible loans		(107,518)
Bank charges and other finance expenses, net	(8,797)	(36,213)
Financing expenses net	$ 39,801	$ (161,737)